16. Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	R$ 528,290	R$ 582,529
Taxes claims
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	369,423	337,909
Labor claims
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	84,908	120,463
Civil
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	68,625	119,131
Civil | Suppliers
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits		0
Civil | Civil
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	63,484	110,495
Civil | Easements
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	3,280	6,114
Civil | Customers
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	1,861	2,522
Others
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	R$ 5,334	R$ 5,026